Segment Reporting (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
Note 15 - Segment Reporting

The Company conducts its business through the following reporting segments:

•
The real estate debt business focuses on originating, acquiring and asset managing commercial real estate debt investments, including first mortgage loans, subordinate mortgages, mezzanine loans and participations in such loans.

•
The real estate securities business focuses on investing in and asset managing commercial real estate securities primarily consisting of CMBS and may include unsecured REIT debt, CDO notes and other securities.

•
The commercial real estate conduit business operated through the Company’s TRS, which is focused on generating risk-adjusted returns by originating and subsequently selling fixed-rate commercial real estate loans into the CMBS securitization market at a profit.

•	The real estate owned business represents real estate acquired by the Company through foreclosure, deed in lieu of foreclosure, or purchase.

The following table represents the Company’s operations by segment for the three and six months ended June 30, 2021 and June 30, 2020 (dollars in thousands):

Three Months Ended June 30, 2021	Total	Real Estate Debt and Other Real Estate Investments	Real Estate Securities	TRS	Real Estate Owned
Interest income	$48,985	$48,023	$36	$926	$—
Revenue from Real Estate Owned	716	—	—	—	716
Interest expense	12,637	11,722	279	248	388
Net income	30,010	27,066	(1)	1,911	1,034
Total assets as of June 30, 2021	3,455,683	3,275,871	407	138,841	40,564
Three Months Ended June 30, 2020
Interest income	$43,241	$39,971	$2,579	$691	$—
Revenue from Real Estate Owned	828	—	—	—	828
Interest expense	15,135	11,833	2,470	548	284
Net income	7,814	16,298	(5,200)	(2,146)	(1,138)
Total assets as of December 31, 2020	3,189,761	2,866,790	175,088	105,364	42,519

Six Months Ended June 30, 2021	Total	Real Estate Debt and Other Real Estate Investments	Real Estate Securities	TRS	Real Estate Owned
Interest income	$91,222	$88,780	$460	$1,982	$—
Revenue from Real Estate Owned	1,432	—	—	—	1,432
Interest expense	24,006	22,297	460	580	669
Net income	60,156	50,097	(455)	9,450	1,064
Total assets as of June 30, 2021	3,455,683	3,275,871	407	138,841	40,564
Six Months Ended June 30, 2020
Interest income	$91,095	$83,340	$5,874	$1,881	$—
Revenue from Real Estate Owned	2,457	—	—	—	2,457
Interest expense	39,627	33,541	4,277	1,241	568
Net income	414	15,115	(4,150)	(8,128)	(2,423)
Total assets as of December 31, 2020	3,189,761	2,866,790	175,088	105,364	42,519

For the purposes of the table above, any expenses not associated with a specific segment have been allocated to the business segments using a percentage derived by using the sum of commercial mortgage loans originated during the year as the denominator and commercial mortgage loans, held for investment, net of allowance and commercial mortgage loans, held for sale, measured at fair value as numerator.

Note 16 - Segment Reporting

The Company conducts its business through the following reporting segments:

•
The real estate debt business focuses on originating, acquiring and asset managing commercial real estate debt investments, including first mortgage loans, subordinate mortgages, mezzanine loans and participations in such loans.

•
The real estate securities business focuses on investing in and asset managing commercial real estate securities primarily consisting of CMBS and may include unsecured REIT debt, CDO notes and other securities.

•
The commercial real estate conduit business operated through the Company’s TRS, which is focused on generating risk-adjusted returns by originating and subsequently selling fixed-rate commercial real estate loans into the CMBS securitization market at a profit.

•	The real estate owned business represents real estate acquired by the Company through foreclosure, deed in lieu of foreclosure, or purchase.

The following table represents the Company’s operations by segment for the years ended December 31, 2020, December 31, 2019 and December 31, 2018 (dollars in thousands):

December 31, 2020	Total	Real Estate Debt and Other Real Estate	Real Estate Securities	TRS	Real Estate Owned
Interest income	$179,872	$165,907	$10,854	$3,111	$—
Revenue from real estate owned	4,299	—	—	—	4,299
Interest expense	66,556	54,480	7,914	2,185	1,977
Net income	54,746	66,383	(7,207)	(5,559)	1,129
Total assets as of December 31, 2020	3,189,761	2,866,790	175,088	105,364	42,519
December 31, 2019
Interest income	$195,299	$181,434	$6,149	$7,716	$—
Revenue from real estate owned	3,169	—	—	—	3,169
Interest expense	90,418	83,597	2,911	3,670	240
Net income	83,924	61,936	3,238	19,130	(380)
Total assets as of December 31, 2019	3,540,620	2,964,233	388,170	131,193	57,024
December 31, 2018
Interest income	$152,288	$144,967	$717	$6,604	$—
Interest expense	70,000	65,521	770	3,709	—
Net income	52,825	50,041	(160)	2,944	—
Total assets as of December 31, 2018	2,606,078	2,492,440	26,474	87,164	—

For the purposes of the table above, any expenses not associated with a specific segment have been allocated to the business segments using a percentage derived by using the sum of commercial mortgage loans originated during the year as the denominator and commercial mortgage loans, held for investment net of allowance and commercial mortgage loans, held-for-sale, measured at fair value as numerator.